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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05400

                     Morgan Stanley Government Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY GOVERNMENT INCOME TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN
THOUSANDS                       DESCRIPTION AND MATURITY DATE                      COUPON RATE       VALUE
---------   --------------------------------------------------------------------   -----------   ------------
            U.S. GOVERNMENT OBLIGATIONS (38.1%)
            U.S. Treasury Bonds
$   5,000   02/15/29                                                                    5.25%    $  5,245,315
      500   08/15/27                                                                   6.375          595,118
    3,500   02/15/25                                                                   7.625        4,633,401
   27,200   08/15/21                                                                   8.125       36,309,878
    7,840   02/15/20                                                                    8.50       10,590,742
    7,240   08/15/20                                                                    8.75       10,011,566
            U.S. Treasury Notes
   30,000   05/15/07                                                                   3.125       29,798,460
    7,980   02/15/13                                                                   3.875        7,639,916
    8,000   05/15/14                                                                    4.75        8,023,128
    4,000   06/30/11                                                                   5.125        4,068,753
                                                                                                 ------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $116,325,263)                                 116,916,277
                                                                                                 ------------
            U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES (34.0%)
            Federal Home Loan Mortgage Corp. (2.4%)
    3,500   *                                                                           4.50        3,279,063
      526   07/01/28 - 02/01/33                                                         6.50          538,484
    1,780   10/01/26 - 05/01/33                                                         7.50        1,852,316
      267   11/01/23 - 02/01/31                                                         8.00          280,456
      421   01/01/19 - 02/01/19                                                         9.50          455,319
      499   10/01/09 - 08/01/20                                                        10.00          548,106
      255   08/01/14 - 05/01/19                                                        10.50          282,462
                                                                                                 ------------
                                                                                                    7,236,206
                                                                                                 ------------
            Federal Home Loan Mortgage Corp. ARM (0.5%)
      566   07/01/34                                                                   3.536          565,077
    1,112   08/01/34                                                                   4.152        1,117,390
                                                                                                 ------------
                                                                                                    1,682,467
                                                                                                 ------------
            Federal National Mortgage Assoc. (11.0%)
    1,800   01/01/08                                                                    3.92        1,780,323
    3,231   06/01/29 - 02/01/33                                                         6.50        3,307,985
    6,708   10/01/13 - 10/01/35                                                         7.00        6,905,385
   15,050   *                                                                           7.00       15,449,766
    3,327   01/01/22 - 09/01/35                                                         7.50        3,469,161
    2,176   12/01/21 - 02/01/32                                                         8.00        2,300,375

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
      312   07/01/24 - 05/01/25                                                         8.50          334,634
       30   04/01/15 - 03/01/21                                                         9.00           31,592
       83   09/01/19 - 01/01/21                                                         9.50           91,230
                                                                                                 ------------
                                                                                                   33,670,451
                                                                                                 ------------
            Federal National Mortgage Assoc. ARM (18.3%)
      594   07/01/34                                                                   3.612          596,147
      608   10/01/34                                                                   4.113          609,244
      653   09/01/34                                                                   4.164          651,297
    2,169   02/01/34                                                                   4.338        2,162,450
      622   10/01/34                                                                   4.436          621,495
    7,880   01/01/35                                                                   4.738        8,057,104
      814   07/01/33                                                                    5.96          826,057
    3,106   03/01/36                                                                   6.731        3,171,520
    5,621   01/01/36                                                                   6.774        5,738,922
    5,502   01/01/36                                                                   6.778        5,617,424
    2,626   03/01/36                                                                   6.786        2,681,443
    1,832   03/01/36                                                                    7.12        1,872,110
    2,283   05/01/36                                                                   7.146        2,333,097
    2,393   07/01/36                                                                   7.205        2,393,278
    3,013   05/01/36                                                                   7.216        3,080,045
    1,476   08/01/36                                                                   7.245        1,509,471
    6,758   04/01/36 - 07/01/36                                                        7.246        6,909,437
    5,506   04/01/36                                                                   7.271        5,664,298
    1,666   03/01/36                                                                   7.528        1,704,237
                                                                                                 ------------
                                                                                                   56,199,076
                                                                                                 ------------
            Government National Mortgage Assoc. (1.6%)
    1,353   03/15/26 - 03/15/29                                                         6.00        1,375,400
      542   06/15/28 - 08/15/29                                                         6.50          558,009
      504   12/15/22 - 10/15/29                                                         7.50          526,416
      644   06/15/16 - 01/15/30                                                         8.00          678,862
    1,233   04/15/21 - 11/15/24                                                         8.50        1,331,808
      393   06/15/17 - 02/15/25                                                         9.00          424,716
       40   12/15/19 - 08/15/20                                                         9.50           44,076
                                                                                                 ------------
                                                                                                    4,939,287
                                                                                                 ------------
            Government National Mortgage Assoc. II (0.2%)
      679   03/20/26 - 05/20/29                                                         6.50          696,542
       46   11/20/29                                                                    7.50           47,551
                                                                                                 ------------
                                                                                                      744,093
                                                                                                 ------------
            TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES
               (Cost $104,287,402)                                                                104,471,580
                                                                                                 ------------
            U.S. GOVERNMENT AGENCIES - BONDS & NOTES (7.7%)
            Federal Home Loan Bank
   10,400   04/15/09                                                                    3.25        9,978,914
            Federal Home Loan Mortgage Corp.

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
    7,550   09/15/09                                                                   6.625        7,868,165
            Federal National Mortgage Assoc.
    1,350   06/15/10                                                                   7.125        1,444,389
    1,550   01/15/10                                                                    7.25        1,650,159
            Tennessee Valley Authority
    2,235   05/01/30                                                                   7.125        2,819,359
                                                                                                 ------------
            TOTAL U.S. GOVERNMENT AGENCIES - BONDS & NOTES (Cost $24,611,016)                      23,760,986
                                                                                                 ------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (14.4%)
            U.S. Government Agencies (8.7%)
            Federal Home Loan Mortgage Corp.
    1,299   2778 FV 03/15/34                                                            5.95+       1,308,185
    1,612   Whole Loan 2005 - S001 2A2 09/25/45                                         5.50+       1,619,460
            Federal National Mortgage Assoc.
    1,717   2002 - 77 FH  12/18/32                                                      5.75+       1,731,677
    3,223   2006-5 2A1 11/25/28                                                        5.187+       3,229,089
    2,787   2006-28 1A1 03/25/36                                                        5.46+       2,785,835
    6,358   Fannie Mae 12/25/36                                                         5.41+       6,339,370
    3,019   Fannie Mae 12/25/36                                                         5.41+       3,012,111
    1,106   Grantor Trust 2004 - T5 A11 05/28/35                                        5.61+       1,108,724
      181   Grantor Trust 2004 - T5 A13 05/28/35                                        5.62+         181,152
    1,764   Whole Loan 2005 - W2 A1 05/25/35                                            5.55+       1,771,452
    2,852   Whole Loan 2004-11 1A4 11/25/43                                             5.50        2,835,679
   32,490   2006-28 1P (IO) 03/25/36                                                   1.243+         766,534
                                                                                                 ------------
            Total U.S. Government Agencies                                                         26,689,268
                                                                                                 ------------
            Private Issues (5.7%)
    3,100   Countrywide Alternative Loan Trust 2006-0A22 A1 02/25/47                    5.51+       3,099,984
    3,000   Residential Accredit Loans, Inc. 2006-QO10 A1 01/25/37                      5.51+       3,000,000
            Harborview Mortgage Loan Trust
    3,000   2006-14 2A1A 03/19/38                                                       5.50+       3,000,000
    3,081   2006-10 2A1A 11/19/36                                                       5.53+       3,082,731
    5,200   Bear Stearns Mortgage Funding Trust 2006-AR5 1A1 12/25/36                   5.51+       5,200,000
                                                                                                 ------------
            Total Private Issues                                                                   17,382,715
                                                                                                 ------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,148,561)                           44,071,983
                                                                                                 ------------
            FOREIGN GOVERNMENT OBLIGATION (0.2%)
MXN 5,530   Mexican Fixed Rate Bond (Series M20) (Mexico) 12/05/24
               (Cost $508,199)                                                          10.00         635,341
                                                                                                 ------------

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
NUMBER OF
CONTRACTS
---------
            PUT OPTION PURCHASED (0.0%)
      187   90 day Euro $
            June/2007 @ $94.25 (Cost $63,800)                                                           3,740
                                                                                                 ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENTS (10.9%)
            U.S. GOVERNMENT OBLIGATION (a) (0.3%)
$     800   U.S. Treasury Bill 07/13/06** (Cost $798,643)                               5.09          798,643
                                                                                                 ------------
            REPURCHASE AGREEMENT (10.6%)
   32,526   Joint repurchase agreement account due 01/02/07
            (dated 12/29/06; proceeds $32,545,028) (b) (Cost $32,526,000)              5.265       32,526,000
                                                                                                 ------------
            TOTAL SHORT-TERM INVESTMENTS (Cost $33,324,643)                                        33,324,643
                                                                                                 ------------
            TOTAL INVESTMENTS (Cost $323,268,884) (c) (d)                              105.3%     323,184,550
            LIABILITIES IN EXCESS OF OTHER ASSETS                                       (5.3)     (16,231,880)
                                                                                       -----     ------------
            NET ASSETS                                                                 100.0%    $306,952,670
                                                                                       =====     ============

----------
ARM  Adjustable Rate Mortgage.

IO   Interest Only Security.

MXN  Mexican New Peso.

* Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

** A portion of this security has been physically segregated in connection with open futures contracts in the amount equal to $57,677.

+ Floating rate security, rate shown is the rate in effect at December 31, 2006.

(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)  Collateralized by federal agency and U.S. Treasury obligations.

(c) Securities have been designated as collateral in an amount equal to $146,206,730 in connection with securities purchased on a forward commitment basis and open futures contracts.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,246,896 and the aggregate gross unrealized depreciation is $2,331,230, resulting in net unrealized depreciation of $84,334.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2006:

                                                    UNDERLYING      UNREALIZED
NUMBER OF    LONG    DESCRIPTION, DELIVERY MONTH    FACE AMOUNT    APPRECIATION
CONTRACTS   SHORT             AND YEAR               AT VALUE     (DEPRECIATION)
---------   -----   ----------------------------   ------------   --------------
245         Long    U.S. Treasury Notes 5 Year,
                       March 2007                  $ 25,740,313     $(137,408)
 88         Long    U.S. Treasury Bonds 30 Year,
                       March 2007                     9,806,500      (133,074)
 37         Short   U.S. Treasury Notes 10 Year,
                       March 2007                    (3,976,344)       58,554
358         Short   U.S. Treasury Notes 2 Year,
                       March 2007                   (73,043,191)      236,057
                                                                    ---------
                    Net Unrealized Appreciation................     $  24,129
                                                                    =========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Government Income
Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 09, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 09, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
February 09, 2007


                                       3